CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000	25,000,000
Preferred stock, shares outstanding (in shares)	0	781,859	746,859
Preferred stock, shares issued (in shares)	0	781,859	746,859
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	600,000,000	600,000,000	600,000,000
Common stock, shares, issued (in shares)	81,767,756	63,219,480	57,536,502
Common stock, shares, outstanding (in shares)	81,413,957	63,181,011	57,536,502
Treasury stock, common, shares (in shares)	353,799	38,469	0
Voting Common Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	400,000,000	400,000,000	400,000,000
Common stock, shares, outstanding (in shares)	81,413,957	59,683,661	53,764,612
Nonvoting Common Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, shares, outstanding (in shares)	0	3,497,350	3,771,890